Accumulated Other Comprehensive Income (Loss) - Reclassification Adjustments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification adjustments from accumulated other comprehensive income (loss)
Reclassification from accumulated other comprehensive income (loss), net of taxes	$ 9	$ 14	$ 8
Unrealized Gains (Losses) Available-for-Sale Securities
Reclassification adjustments from accumulated other comprehensive income (loss)
Reclassification from accumulated other comprehensive income (loss), before taxes	14	15	12
Income tax effect	5	5	4
Reclassification from accumulated other comprehensive income (loss), net of taxes	9	10	8
Foreign Currency Translation Adjustments
Reclassification adjustments from accumulated other comprehensive income (loss)
Reclassification from accumulated other comprehensive income (loss), net of taxes	$ 0	$ 4	$ 0